Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

QuantShares U.S. Market Neutral Value Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 351% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	351.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Value Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Value Index identifies approximately the 20% of securities with the highest value ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest value ranking within each sector as equal-weighted short positions. A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. These ratios seek to identify stocks that may be considered inexpensive (or “cheap”) relative to other stocks. Thus, “cheap” stocks with below average valuations within each sector receive higher rankings, and expensive stocks with above average valuations within each sector receive lower rankings.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Value Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Value Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Value Index that, collectively, have an investment profile correlated with the Target Value Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Value Index that the Adviser believes will help the Fund track its Target Value Index. Such instruments may include long and short common stocks not in the Target Value Index, derivatives, including swap agreements based on the Target Value Index and futures contracts on equity indexes, and money market instruments.

The Target Value Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral — meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Value Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Value Index will be rebalanced back to equal weights and sector neutrality. The Fund is expected to concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Value Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is expected to concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Value Index is concentrated.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Value Risk: For the Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Value Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund's use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Value Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund ( i.e. , the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Value Index. As a result, the Fund expects to hold constituent securities of the Target Value Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Value Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Value Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Value Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Value Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.quant-shares.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Value Index and broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quant-shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period shown in the bar chart above:

Best Quarter	(December 31, 2013)	6.49%
Worst Quarter	(June 30, 2012)	(4.00)%

The year-to-date return as of the calendar quarter ended September 30, 2015 is (7.77)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

| QuantShares U.S. Market Neutral Value Fund | Dow Jones U.S. Thematic Market Neutral Momentum Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Thematic Market Neutral Value Index
One Year	rr_AverageAnnualReturnYear01	1.27%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
| QuantShares U.S. Market Neutral Value Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	21.48%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
| QuantShares U.S. Market Neutral Value Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
One Year	rr_AverageAnnualReturnYear01	13.24%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	21.52%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
| QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	10.23%	[2]
Dividend, Interest and Brokerage Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	1.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.53%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	3.20%
1 YEAR	rr_ExpenseExampleYear01	$ 323
3 YEARS	rr_ExpenseExampleYear03	2,384
5 YEARS	rr_ExpenseExampleYear05	4,216
10 YEARS	rr_ExpenseExampleYear10	$ 7,952
Annual Return 2012	rr_AnnualReturn2012	0.11%
Annual Return 2013	rr_AnnualReturn2013	12.02%
Annual Return 2014	rr_AnnualReturn2014	(1.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
| QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011
| QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
One Year	rr_AverageAnnualReturnYear01	(0.86%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2011

[1]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.
[3]	The Fund’s investment adviser, FFCM LLC ("Adviser"), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) ("Operating Expenses") of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.